Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Assets
Cash and due from banks	$ 358,440	$ 256,639	$ 282,157
Securities	1,402,508	1,341,242	1,480,449
Investment in affiliates	1,683	1,683	1,683
Total financing receivables, net	7,020,039	6,739,949	6,306,809
Premises and equipment	100,560	103,707	114,380
Accrued interest receivable	37,933	42,609	41,065
Other repossessed property	43,565	49,580	57,422
FDIC indemnification asset	19,895	26,678	45,690
Goodwill	697,807	697,807	697,807
Core deposits and other intangibles	9,603	14,229	30,444
Net deferred tax assets	43,701	44,703	32,626
Other assets	45,911	52,603	43,726
Total assets	9,781,645	9,371,429	9,134,258
Deposits:
Noninterest-bearing	1,374,589	1,303,015	1,199,427
Interest-bearing	6,113,109	5,749,165	5,748,781
Total deposits	7,487,698	7,052,180	6,948,208
Securities sold under agreements to repurchase	163,343	161,687	217,562
FHLB advances and other borrowings	475,019	575,094	390,607
Related party notes payable	41,295	41,295	41,295
Subordinated debentures	56,083	56,083	56,083
Fair value of derivatives	48,814	13,092	1,526
Accrued interest payable	4,469	5,273	6,790
Income tax payable	0	4,915	12,390
Accrued expenses and other liabilities	35,372	40,720	42,583
Total liabilities	8,312,093	7,950,339	7,717,044
Stockholders' equity
Common stock	579	579	579
Additional paid-in capital	1,260,844	1,260,124	1,260,124
Retained earnings	206,018	166,544	163,592
Accumulated other comprehensive income (loss)	2,111	(6,157)	(7,081)
Total stockholders' equity	1,469,552	1,421,090	1,417,214
Total liabilities and stockholders' equity	$ 9,781,645	$ 9,371,429	$ 9,134,258